Interest-Bearing Bank and Other Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Interest-Bearing Bank and Other Borrowings [Line Items]
Current borrowings	¥ 779,062	$ 106,731	¥ 616,404
Net carrying amount	1,668,497	228,583	1,795,595
Unsecured bank loans received	¥ 278,070	$ 38,095	¥ 377,620
Bank loans	2.63%	2.63%	3.15%
Lloan Prime Rate [Member] | Secured Bank Borrowings [Member]
Interest-Bearing Bank and Other Borrowings [Line Items]
Current borrowings			¥ 602,794
Lloan Prime Rate [Member] | Investment Property [Member] | Secured Bank Borrowings [Member]
Interest-Bearing Bank and Other Borrowings [Line Items]
Current borrowings	¥ 599,745	$ 82,164
Net carrying amount	731,282	100,185
Lloan Prime Rate [Member] | Right of Use Assets [Member] | Secured Bank Borrowings [Member]
Interest-Bearing Bank and Other Borrowings [Line Items]
Net carrying amount	26,468	$ 3,626
Lloan Prime Rate [Member] | Buildings [Member] | Secured Bank Borrowings [Member]
Interest-Bearing Bank and Other Borrowings [Line Items]
Net carrying amount	769,776
Right of Use Assets [Member] | Lloan Prime Rate [Member] | Secured Bank Borrowings [Member]
Interest-Bearing Bank and Other Borrowings [Line Items]
Net carrying amount	¥ 27,598